Stock-Based Compensation Plans - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Details) - Net settlement rights shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	10,862	8,653
Weighted average remaining contractual life of outstanding share options (in years)	4 years 5 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 19.40	$ 17.83
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	4,883
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 16.83
5.00 to 9.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	916
Weighted average remaining contractual life of outstanding share options (in years)	2 years 1 month 20 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 8.69
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	916
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 8.69
5.00 to 9.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	5.00
5.00 to 9.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 9.99
10.00 to 14.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	1,246
Weighted average remaining contractual life of outstanding share options (in years)	11 months 4 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 11.69
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	1,246
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 11.69
10.00 to 14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	10.00
10.00 to 14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 14.99
15.00 to 19.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	1,398
Weighted average remaining contractual life of outstanding share options (in years)	3 years 2 months 8 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 19.86
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	1,376
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 19.88
15.00 to 19.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	15.00
15.00 to 19.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 19.99
20.00 to 24.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	7,083
Weighted average remaining contractual life of outstanding share options (in years)	5 years 6 months 29 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 21.81
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	1,279
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 23.86
20.00 to 24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	20.00
20.00 to 24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 24.99
25.00 to 29.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	219
Weighted average remaining contractual life of outstanding share options (in years)	5 years 5 months 26 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 27.18
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	66
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 27.18
25.00 to 29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	25.00
25.00 to 29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 29.99